Property, Plant and Equipment, Net	6 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Note 6 – Property, plant and equipment, net

Property, plant and equipment consist of the following:

	December 31, 2021	June 30, 2021
	(Unaudited)
Performance equipment	$10,637,926	$10,637,926
Office equipment	78,079	38,477
Total	10,716,005	10,676,403
Less: Accumulated depreciation	(2,380,682)	(1,516,189)
Carrying amount	$8,335,323	$9,160,214

Depreciation expense was $864,493 and $675,506 for the six months ended December 31, 2021 and 2020 respectively.